Earnings per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Reconciliation of Basic to Diluted Weighted Average Shares

The following table reconciles the basic to diluted weighted average shares outstanding using the treasury stock method (shares in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2012	2011	2012
Weighted average shares outstanding – basic	42,962	44,337	42,962	43,519
Diluted effect of stock options	2,062	3,474	1,684	3,645

Weighted average shares outstanding – diluted	45,024	47,811	44,646	47,164

The following table reconciles the basic to diluted weighted average shares outstanding using the treasury stock method (shares in thousands):

	Year Ended December 31,
	2009	2010	2011
Weighted average shares outstanding—basic	42,962	42,962	42,962
Dilutive effect of stock options	0	2,057	2,780

Weighted average shares outstanding—diluted	42,962	45,019	45,742